Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives are as follows:
Computers and electronic equipment	2 to 3 years
Office furniture	5 years
Transportation equipment	4 years

Schedule of Estimated Useful Lives of Intangible Assets	The Company amortizes its franchise right and land use right on a straight-line basis over the contractual term. The estimated useful lives are as follows:
Franchise right	2 years
Land use right	50 years

Schedule of Disaggregation of Revenue	The following table summarizes the net revenues generated from different revenue streams:
	For the six months ended June 30,
	2022 (Unaudited)	2023 (Unaudited)
	RMB	RMB
Product sales revenue	319,193,707	46,868,172
Service revenue	60,945,060	5,400,544
Net revenues	380,138,767	52,268,716